VictoryShares International Free Cash Flow ETF Expense Example - VictoryShares International Free Cash Flow ETF - VictoryShares International Free Cash Flow ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 824